Financial Instruments - Maturity Analysis of Derivative Financial Liabilities (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 119,922
Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	38,351
Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	17,708
Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	16,278
Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	47,585
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	38,631
Within 1 year [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	33,367
Within 1 year [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	1,983
Within 1 year [member] | Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,281
1 year - 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	70,640
1 year - 5 years [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	4,984
1 year - 5 years [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	5,074
1 year - 5 years [member] | Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	16,278
1 year - 5 years [member] | Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	44,304
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	10,651
After 5 years [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 10,651